Business Acquisitions (Details) - Schedule of purchase price - Acquisition of Shengguang Zhongshuo [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash	¥ 20,593
Other current assets	53,264
Intangible assets	19,710
Property and equipment, net	147
Other non-current assets	61
Goodwill	83,549
Current liabilities	(42,559)
Non-current liabilities	(2,956)
Noncontrolling interests	(64,680)
Total purchase consideration	¥ 67,129
Minimum [Member]
Business Acquisition [Line Items]
Amortization Period	3 years
Maximum [Member]
Business Acquisition [Line Items]
Amortization Period	5 years